                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/04

Item 1.  Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 10/31/04

MUNICIPAL TRUST
SYMBOL: VKQ
---------------------------------------------------------
AVERAGE ANNUAL                   BASED ON      BASED ON
TOTAL RETURNS                      NAV       MARKET PRICE

Since Inception (9/27/91)         7.81%         6.93%

10-year                           8.36          8.03

5-year                            9.46          9.32

1-year                            9.03          9.15
---------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2004

Van Kampen Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron, Vice President; Robert Wimmel, Vice President; and John Reynoldson, Executive Director.

MARKET CONDITIONS

The interest-rate environment of the 12 months ended October 31, 2004 was marked by two periods of steadily declining yields, with a significant sell-off in the middle. Yields fell steadily through the first half of the period, approaching the historical lows of 2003. This trend persisted until March, at which point yields reversed direction and began an upward march as prices fell. These losses were steepest in April, as a surprisingly strong employment report and signals from members of the Federal Open Market Committee (the Fed) caused investors to expect a near-term rate increase. Rates went on to decline from May through the end of the period as the market digested the Fed's newly hawkish rate stance. Investors were further comforted when, after the Fed raised rates at its June 30, 2004 meeting, its members indicated that the path of future rate increases would be measured.

Unusually, longer-maturity securities largely outperformed in this period of Fed tightening. Historically, the typical pattern in periods of tightening policy has seen yields rise across all maturities. During the review period, however, yields of shorter maturity bonds rose while those of bonds with longer maturities declined slightly.

Lower-quality municipal bonds also performed strongly in this environment, as the difference in yields (known as the "yield spread") between AAA and BBB rated bonds decreased by roughly 20 basis points for 20-year bonds. As a result, sectors with heavy exposure to lower-rated debt, such as hospitals and industrial-revenue bonds, posted higher total returns than sectors dominated by higher-rated debt.

Issuance for the first 10 months of 2004 (the final 10 months of the review period) was roughly six percent lower than in the same period in 2003. That said, 2003 was a record year, and at the current pace of issuance, 2004 could well be one of the largest years in recent memory. The strong supply met with faltering demand from mutual funds, as fund investors withdrew over $15 billion in net cash during the period. The faltering demand was largely offset by increased participation in the market by insurance companies and individual investors.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ significantly. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. (See table below.)

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates in the final months of the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the strong performance of the bonds the trust invested in, leading to the portfolio's outperformance versus its benchmark, which is unleveraged.

The historically low level of interest rates led us to maintain the trust's overall interest-rate sensitivity at a level below that of its benchmark. This strategy helped shield the trust from negative returns during those times when yields rose. That said, yields overall declined over the period, and the strategy exerted a drag on performance.

The fund experienced significant call activity during the period, as issuers sought to lower their interest costs by refinancing their bonds at lower market rates. This activity involved 23 percent of the total sales activity in the trust. We reinvested the proceeds into bonds that we believed had more favorable prospects for total return. Many of these securities were in the 15- to 20-year segment of the market, which our analysis indicated offered the most appealing combination of value and total-return potential.

In keeping with our long-term approach, we bought and sold bonds at the long end of the market as they came into and out of fair value. This strategy entails

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2004

--------------------------------------------------------------
        BASED ON       BASED ON       LEHMAN BROTHERS
          NAV        MARKET PRICE   MUNICIPAL BOND INDEX

         9.03%          9.15%              6.03%
--------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

purchasing bonds with attractive total-return prospects and selling them once they have reached our performance targets. Many of our purchases in this strategy involved health-care bonds, which offered attractive valuations for much of the period.

We remained focused on controlling the trust's risk profile through attention to credit quality and diversification. By the end of the 12-month period, 83 percent of the trust's total investments were invested in bonds rated AAA and AA; these represent the two highest tiers of credit ratings. The portfolio was also well diversified across the major sectors of the municipal bond market. Its three largest sector exposures were general purpose, public education, and transportation.

While it is impossible to predict the exact turning point when interest rates will move decisively higher, we believe the trust remains well positioned for the near future. We will continue to search the municipal bond markets for interesting opportunities.

There is no guarantee that any securities mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 10/31/04
AAA/Aaa                                                              72.2%
AA/Aa                                                                10.8
A/A                                                                   4.5
BBB/Baa                                                               3.4
BB/Ba                                                                 1.7
B/B                                                                   0.2
Non-Rated                                                             7.2

TOP 5 SECTORS AS OF 10/31/04
General Purpose                                                      20.5%
Public Education                                                     10.4
Transportation                                                        9.9
Public Building                                                       9.0
Health Care                                                           8.6

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/04
Illinois                                                             10.1%
California                                                            9.6
New York                                                              8.6
New Jersey                                                            7.0
Texas                                                                 6.7
Florida                                                               6.7
Ohio                                                                  4.2
Pennsylvania                                                          4.0
Washington                                                            3.7
Connecticut                                                           3.7
North Carolina                                                        3.1
Louisiana                                                             2.7
Massachusetts                                                         2.7
Georgia                                                               2.5
Michigan                                                              2.4
Alabama                                                               2.2
Missouri                                                              1.8
Kentucky                                                              1.5
Virginia                                                              1.5
Oregon                                                                1.4
Colorado                                                              1.3
Nevada                                                                1.1
Tennessee                                                             1.1
Indiana                                                               1.0
Maryland                                                              0.9
New Hampshire                                                         0.9
West Virginia                                                         0.7
Kansas                                                                0.7
District of Columbia                                                  0.7
Puerto Rico                                                           0.7
Oklahoma                                                              0.6
Wisconsin                                                             0.6
Guam                                                                  0.6
Arizona                                                               0.5
South Carolina                                                        0.5
                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/04
                                           (continued from previous page)
Arkansas                                                              0.5%
Mississippi                                                           0.3
Rhode Island                                                          0.3
South Dakota                                                          0.2
Hawaii                                                                0.2
New Mexico                                                            0.2
Alaska                                                                0.1
Maine                                                                 0.1
Nebraska                                                              0.1
                                                                    -----
Total Investments                                                   100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Van Kampen closed-end funds do not presently provide partial lists of their portfolio holdings on a monthly basis, but may do so in the future.

       You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  148.1%
          ALABAMA  3.3%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth Sys
          Ser A..........................................  5.875%   11/15/24   $   1,042,280
 2,695    Gadsden, AL Wts Ser B (AMBAC Insd).............  5.250    08/01/21       2,955,418
 4,000    Jefferson Cnty, AL Swr Rev Cap Impt Wts
          (Prerefunded @ 08/01/12) (FGIC Insd)...........  5.125    02/01/42       4,506,800
 6,215    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)...........  5.000    02/01/41       6,932,025
 1,735    Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A
          (Prerefunded @ 02/01/11) (FGIC Insd)...........  5.000    02/01/41       1,943,582
 2,405    Marshall Cnty, AL Hlthcare Ser C...............  6.000    01/01/32       2,543,865
                                                                               -------------
                                                                                  19,923,970
                                                                               -------------
          ALASKA  0.2%
 1,000    Alaska St Intl Arpt Rev Ser B (AMBAC Insd).....  5.750    10/01/17       1,152,230
                                                                               -------------

          ARIZONA  0.7%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
          Univ Proj......................................  6.250    09/01/32       1,516,912
 1,000    Arizona Hlth Fac Auth Hosp John C Lincoln Hlth
          Network........................................  6.375    12/01/37       1,061,500
 1,750    Arizona Sch Fac Brd Ctf Part Ser A (MBIA
          Insd)..........................................  5.250    09/01/17       1,933,102
                                                                               -------------
                                                                                   4,511,514
                                                                               -------------
          ARKANSAS  0.7%
 2,310    Arkansas St Dev Fin Auth Rev St Agy Fac
          Donaghey Plaza Proj (FSA Insd).................  5.000    06/01/34       2,376,389
 1,565    Fort Smith, AR Wtr & Swr Rev Ser C (FSA Insd)
          (f)............................................  5.000    10/01/21       1,676,459
                                                                               -------------
                                                                                   4,052,848
                                                                               -------------
          CALIFORNIA  14.3%
 4,000    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impts Proj C (FSA Insd)................    *      09/01/20       1,897,280
   350    California Hlth Fac Fin Auth Rev Casa De Las
          Ser A (MBIA Insd)..............................  5.250    08/01/17         379,634
 2,500    California St (AMBAC Insd).....................  5.000    04/01/21       2,645,100
 5,500    California St (AMBAC Insd).....................  5.125    10/01/27       5,734,135
 1,250    California St Dept Wtr Res Pwr Ser A...........  6.000    05/01/15       1,463,350
 4,000    California St Dept Wtr Res Pwr Ser A (AMBAC
          Insd) (a)......................................  5.375    05/01/18       4,436,800
 3,705    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)..........................................  5.375    05/01/21       4,061,273
 2,000    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd)..........................................  5.375    05/01/22       2,185,520
 5,295    California St Econ Rec Ser A...................  5.000    07/01/17       5,680,635
 2,500    California St Pub Wks Brd Lease Rev Dept
          Corrections Ser E Rfdg (XLCA Insd).............  5.000    06/01/18       2,723,375

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$1,000    California St Pub Wks Brd UCLA Replacement Hosp
          Ser A (FSA Insd)...............................  5.375%   10/01/20   $   1,097,880
 5,000    California St Univ Rev Systemwide Ser A (AMBAC
          Insd)..........................................  5.000    11/01/23       5,263,650
 2,650    California Statewide Cmnty Dev Auth Ctf Part
          (Acquired 04/12/02, Cost $2,650,000) (b).......  7.250    11/01/29       2,772,536
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
          (Escrowed to Maturity) (MBIA Insd).............    *      09/01/17       2,735,750
 1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser
          A..............................................  6.600    09/01/25       1,052,920
   850    Del Mar, CA Race Track Auth Rev Rfdg...........  6.000    08/15/06         875,134
18,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Cap Apprec Rfdg (MBIA Insd)....................    *      01/15/25       5,675,220
27,810    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Cap Apprec Rfdg................................    *      01/15/33       5,185,174
 6,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)......................................    *      01/01/18       3,428,100
 2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
          Santa Fe Redev Rfdg............................  6.200    10/01/27       2,336,947
 2,635    Imperial Irr Dist CA Ctf Part Elec Sys Proj
          (FSA Insd).....................................  5.250    11/01/23       2,847,855
 2,000    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)..........................................  5.375    07/01/18       2,237,820
 4,400    Los Angeles, CA Uni Sch Dist Ser A (MBIA
          Insd)..........................................  5.250    07/01/19       4,855,400
 5,585    Sacramento, CA City Fin Auth Rev Comb Proj B
          (MBIA Insd)....................................    *      11/01/14       3,712,685
 1,375    San Bernadino, CA Jt Pwrs Fin Auth Alloc Rev
          Cent City Merged Proj A Rfdg (AMBAC Insd)
          (f)............................................  5.750    07/01/20       1,650,412
 3,545    San Diego, CA Uni Sch Dist Election 1998 Ser
          E-1 Rfdg (MBIA Insd)...........................  5.000    07/01/23       3,804,352
 5,000    University CA Rev Gen Ser B (AMBAC Insd).......  5.000    05/15/20       5,364,400
                                                                               -------------
                                                                                  86,103,337
                                                                               -------------
          COLORADO  2.0%
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity).......  5.500    03/01/32       1,050,690
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.................................  6.500    11/15/31       1,236,645
 2,200    La Plata Cnty, CO Sch Dist 9-R Durango (MBIA
          Insd) (f)......................................  5.250    11/01/21       2,382,886
 6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE..........  5.375    06/01/16       7,167,690
                                                                               -------------
                                                                                  11,837,911
                                                                               -------------
          CONNECTICUT  5.5%
 1,935    Bridgeport, CT Ser A (MBIA Insd) (f)...........  5.250    08/15/20       2,130,125
 2,265    Bridgeport, CT Ser A (MBIA Insd) (f)...........  5.250    08/15/23       2,455,169
 7,140    Connecticut St Hlth & Ed Fac Auth Rev Nursing
          Home Proj AHF/Hartford (Prerefunded @
          11/01/04)......................................  7.125    11/01/24       7,284,871

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          CONNECTICUT (CONTINUED)
$2,840    Connecticut St Spl Oblig Pkg Rev Bradley Intl
          Arpt Ser A (AMT) (ACA Insd)....................  6.600%   07/01/24   $   3,077,964
 3,540    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144-A Private Placement (c).............  6.400    09/01/11       3,786,526
 3,460    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser A, 144-A Private Placement (Prerefunded @
          09/01/07) (c)..................................  6.400    09/01/11       3,851,568
 6,500    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser B, 144-A Private Placement (c).............  5.750    09/01/18       6,845,345
 3,500    Mashantucket Western Pequot Tribe CT Spl Rev
          Ser B, 144-A Private Placement (c).............  5.750    09/01/27       3,609,060
                                                                               -------------
                                                                                  33,040,628
                                                                               -------------
          DISTRICT OF COLUMBIA  1.0%
 1,000    District of Columbia Hosp Rev Medlantic
          Hlthcare Group A Rfdg (Escrowed to Maturity)
          (MBIA Insd)....................................  5.875    08/15/19       1,080,250
 5,000    Metropolitan Washington DC Arpt Auth Sys Ser A
          (AMT) (FGIC Insd)..............................  5.125    10/01/26       5,143,350
                                                                               -------------
                                                                                   6,223,600
                                                                               -------------
          FLORIDA  10.0%
 3,380    Brevard Cnty, FL Hlth Fac Hlth First Inc Proj
          (MBIA Insd)....................................  5.125    04/01/31       3,480,758
 2,550    Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA
          Insd)..........................................  5.000    10/01/20       2,746,630
 3,040    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)..........................................  5.950    07/01/20       3,122,870
 1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)..........................................  5.750    07/01/11       1,151,140
 3,000    Florida St Dept Environmental Protection
          Preservation Rev Ser A (FGIC Insd).............  5.750    07/01/10       3,444,930
 3,880    Florida St Dept Trans Right of Way Ser A.......  5.250    07/01/21       4,306,916
 1,895    Gulf Breeze, FL Rev Loc Govt (Variable Rate
          Coupon) (FGIC Insd) (f)........................  5.625    12/01/20       2,078,550
 2,310    Hillsborough Cnty, FL Indl Dev Auth Andl Dev
          Rev Hlth Fac Proj Univ Cmnty Hosp Ser A........  5.500    08/15/14       2,412,148
 1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg (AMBAC
          Insd)..........................................  5.000    08/01/06       1,052,750
 1,000    Jea, FL Elec Sys Rev Ser 3 Ser A...............  5.500    10/01/41       1,067,250
   265    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
          Sys............................................  5.500    11/15/32         276,419
 1,515    Miami Beach, FL Stormwtr Rev (FGIC Insd).......  5.250    09/01/25       1,622,307
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd).........................  5.375    10/01/25       2,107,840
 2,700    Miami-Dade Cnty, FL Aviation Rev Miami Intl
          Arpt (AMT) (FGIC Insd).........................  5.375    10/01/32       2,808,054
 5,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
          Insd)..........................................  5.125    10/01/35       5,093,300

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,855    Miami-Dade Cnty, FL Hlth Fac Miami Childrens
          Hosp Ser A Rfdg (AMBAC Insd)...................  5.000%   08/15/20   $   1,958,342
 3,750    Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC
          Insd)..........................................  5.250    08/01/14       4,220,550
 4,320    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)..........................................  5.625    10/01/14       4,857,322
 4,300    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)..........................................  5.500    10/01/31       4,674,100
 1,000    Osceola Cnty, FL Trans Rev Osceola Pkwy Proj
          Impt & Rfdg (MBIA Insd)........................  5.000    04/01/21       1,075,800
 2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg (AMBAC
          Insd)..........................................  5.500    06/01/12       2,434,057
 1,060    Tallahassee, FL Lease Rev FL St Univ Proj Ser A
          (MBIA Insd) (f)................................  5.500    08/01/18       1,188,631
 2,780    Volusia Cnty, FL Gas Tax Rev (FSA Insd) (d)....  5.000    10/01/22       2,978,687
                                                                               -------------
                                                                                  60,159,351
                                                                               -------------
          GEORGIA  3.7%
 2,000    Atlanta, GA Arpt Passenger Fac Gen Sub Lien Ser
          C (FSA Insd)...................................  5.000    01/01/33       2,064,140
 2,645    Georgia St Ser D...............................  6.000    10/01/05       2,745,986
 3,500    Georgia St Ser D...............................  6.000    10/01/06       3,765,755
 1,400    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)..............................  5.250    11/01/14       1,578,934
 8,030    Municipal Elec Auth GA Combustion Turbine Proj
          Ser A (MBIA Insd)..............................  5.250    11/01/18       8,945,581
 1,000    Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA
          Insd)..........................................  5.250    07/01/23       1,067,730
 2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
          Hlthcare Sys Inc Rfdg..........................  6.500    07/01/27       1,994,600
                                                                               -------------
                                                                                  22,162,726
                                                                               -------------
          HAWAII  0.3%
 1,465    Honolulu, HI City & Cnty Ser D (AMT) (FGIC
          Insd)..........................................  4.700    02/01/08       1,562,657
   645    Honolulu, HI City & Cnty Wastewtr Sys Rev Cap
          Apprec (FGIC Insd).............................    *      07/01/12         482,112
                                                                               -------------
                                                                                   2,044,769
                                                                               -------------
          ILLINOIS  15.1%
 3,400    Carol Stream, IL First Mtg Rev Windsor Pk Mnr
          Proj (Prerefunded @ 12/01/07)..................  7.000    12/01/13       3,910,680
 1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)..........................................    *      01/01/16         897,720
 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No 116
          Urbana Ser C (Prerefunded @ 01/01/10) (FGIC
          Insd)..........................................    *      01/01/18         688,584

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,285    Chicago, IL Brd Ed (Prerefunded @ 12/01/10)
          (FGIC Insd)....................................  6.000%   12/01/12   $   1,503,578
 1,400    Chicago, IL Brd Ed Ser A (MBIA Insd)...........  5.500    12/01/28       1,521,800
 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser A
          (FGIC Insd)....................................  5.750    01/01/40       4,420,040
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser A Rfdg (AMT) (MBIA Insd)..............  5.375    01/01/32       5,173,900
 2,500    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser C 2 Rfdg (AMT) (FSA Insd).............  5.250    01/01/30       2,585,325
 1,015    Chicago, IL O'Hare Intl Arpt Rev Second Lien
          Passenger Fac Ser B (AMBAC Insd)...............  5.500    01/01/16       1,133,156
 1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)..........  5.500    01/01/19       2,219,976
 2,565    Chicago, IL Proj Ser C Rfdg (FGIC Insd) (f)....  5.750    01/01/12       2,936,771
 1,000    Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park
          Ridge (FSA Insd)...............................  5.500    12/01/14       1,162,820
 1,000    Cook Cnty, IL Ser A (FGIC Insd)................  5.500    11/15/31       1,082,670
 7,765    Du Page Cnty, IL Forest Preserve Dist..........    *      11/01/17       4,403,143
 5,000    Du Page Cnty, IL Trans Rev (FSA Insd)..........  5.750    01/01/15       5,708,700
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg..........  7.625    12/01/13       4,288,080
 2,860    Illinois Dev Fin Auth Rev Adventist Hlth Ser A
          (MBIA Insd) (e) (f)............................  5.500    11/15/05       2,960,043
 2,725    Illinois Dev Fin Auth Rev Cmnty Rehab Providers
          Fac Ser A......................................  7.375    07/01/25       2,946,597
 2,705    Illinois Dev Fin Auth Rev Loc Govt Pgm Aurora
          East Sch (MBIA Insd)...........................    *      12/01/15       1,694,980
 1,565    Illinois Ed Fac Auth Rev DePaul Univ
          (Prerefunded @ 10/01/10) (AMBAC Insd)..........  5.625    10/01/15       1,809,156
 1,740    Illinois Ed Fac Auth Rev Lewis Univ............  5.900    10/01/14       1,744,437
 2,500    Illinois Fin Auth Rev Northwestern Mem Hosp Ser
          A..............................................  5.500    08/15/43       2,600,200
 1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp Ser
          C Rfdg (FSA Insd)..............................  6.750    04/15/12       1,956,958
 2,500    Illinois St First Ser (MBIA Insd)..............  5.500    12/01/09       2,827,000
 1,500    Illinois St First Ser (FGIC Insd)..............  5.375    11/01/14       1,696,260
 3,000    Illinois St First Ser (FSA Insd)...............  5.250    12/01/21       3,249,330
 3,440    Kendall Kane & Will Cntys, IL Cmnty Sch Dist No
          308 Ser B (FGIC Insd) (f)......................  5.250    10/01/19       3,802,163
   870    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev Cap Apprec (Escrowed to Maturity) (FGIC
          Insd)..........................................    *      06/15/14         591,939
 3,460    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev Cap Apprec (Unrefunded Balance) (FGIC
          Insd)..........................................    *      06/15/14       2,338,649
 2,675    Metropolitan Pier & Expo Auth IL Dedicated St
          Tax Rev McCormick Pl Expn Ser A (MBIA Insd)....  5.250    06/15/42       2,794,626

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,510    Roselle, IL Multi-Family Hsg Rev Waterbury Apts
          Ser A Rfdg (GNMA Collateralized)...............  7.000%   01/01/25   $   1,544,775
 2,500    Schaumburg, IL Ser B (FGIC Insd)...............  5.000    12/01/41       2,534,525
 3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd).........................    *      01/01/14       2,404,745
 2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd).........................    *      01/01/16       1,238,703
 1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill
          Cap Apprec (FGIC Insd).........................    *      01/01/19         737,611
 9,660    Will Cnty, IL Fst Presv Dist Ser B (FGIC
          Insd)..........................................    *      12/01/16       5,734,949
                                                                               -------------
                                                                                  90,844,589
                                                                               -------------
          INDIANA  1.3%
 1,000    Allen Cnty, IN Juvenile Justice Ctr First Mtg
          (AMBAC Insd)...................................  5.500    01/01/18       1,122,060
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC
          Insd)..........................................  5.500    07/15/13       1,136,810
 1,580    Indiana Trans Fin Auth Toll Rd Lease Rev Rfdg
          (AMBAC Insd)...................................  5.375    07/01/09       1,691,927
 1,500    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT) (e)......................................  5.950    12/01/29       1,515,630
 2,500    Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
          Rfdg (FSA Insd)................................  5.250    07/10/24       2,663,350
                                                                               -------------
                                                                                   8,129,777
                                                                               -------------
          KANSAS  1.1%
 3,000    Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita
          (MBIA Insd)....................................  6.000    09/01/09       3,446,280
 1,395    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
          Proj Ser L Rfdg (AMBAC Insd) (f)...............  5.000    02/01/15       1,520,048
 1,465    Wichita, KS Pub Bldg Comm Rev Wichita St Univ
          Proj Ser L Rfdg (AMBAC Insd) (f)...............  5.000    02/01/16       1,587,562
                                                                               -------------
                                                                                   6,553,890
                                                                               -------------
          KENTUCKY  2.2%
 4,000    Elsmere, KY Indl Dev Rev Courtaulds Pkg Inc
          Proj Rfdg (Prerefunded @ 04/01/05).............  6.750    04/01/10       4,159,840
 1,500    Kentucky St Ppty & Bldg Commn Proj No 69 Ser A
          Rfdg (FSA Insd)................................  5.500    08/01/11       1,718,520
 3,500    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (FSA Insd)...........................  5.500    07/01/07       3,808,980
 1,000    Kentucky St Tpk Auth Econ Dev Revitalization
          Proj Rfdg (Prerefunded @ 01/01/11) (FSA
          Insd)..........................................  5.625    07/01/14       1,145,950
 2,350    Louisville & Jefferson, KY Swr Ser A (MBIA
          Insd) (f)......................................  5.500    05/15/15       2,675,334
                                                                               -------------
                                                                                  13,508,624
                                                                               -------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          LOUISIANA  3.7%
$5,000    Ernest N Morial New Orleans LA Sr Sub Ser A
          (AMBAC Insd)...................................  5.250%   07/15/21   $   5,442,150
 1,500    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)...............  5.375    10/20/39       1,523,820
 1,675    Louisiana Loc Govt Environmental Fac Pkg Fac
          Corp Garage Proj Ser A (AMBAC Insd) (f)........  5.200    10/01/19       1,841,847
 2,580    Louisiana Loc Govt Environmental Rev Southeastn
          LA Student Hsg A (MBIA Insd)...................  5.250    08/01/21       2,824,042
 3,000    Louisiana St Ser A (FGIC Insd).................  5.500    11/15/07       3,291,360
 8,033    Louisiana St Univ & Agric & Mechanical College
          Univ Rev Master Agreement (Acquired 11/30/98,
          Cost $8,032,929) (b)...........................  5.750    10/30/18       7,629,435
                                                                               -------------
                                                                                  22,552,654
                                                                               -------------
          MAINE  0.2%
 1,000    Maine Vets Homes, ME Rev (Prerefunded @
          10/01/05)......................................  7.750    10/01/20       1,070,110
                                                                               -------------

          MARYLAND  1.3%
 2,300    Baltimore, MD Cap Apprec Cons Pub Ser A Impt &
          Rfdg (FGIC Insd)...............................    *      10/15/06       2,129,869
 1,845    Baltimore, MD Cap Apprec Ser A (Unrefunded
          Balance) (FGIC Insd)...........................    *      10/15/07       1,603,342
 1,700    Maryland St Trans Auth Arpt Baltimore/WA Intl
          Arpt B (AMT) (AMBAC Insd)......................  5.125    03/01/24       1,779,577
 2,365    Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC
          Insd)..........................................  5.500    04/01/16       2,603,132
                                                                               -------------
                                                                                   8,115,920
                                                                               -------------
          MASSACHUSETTS  4.0%
 1,775    Massachusetts Muni Whsl Elec Co Nuclear Proj 5
          (MBIA Insd)....................................  5.250    07/01/13       1,990,396
 1,745    Massachusetts St Cons Ln Ser B (Prerefunded @
          05/01/09)......................................  5.250    05/01/13       1,946,076
 1,000    Massachusetts St Cons Ln Ser B (Prerefunded @
          08/01/14) (AMBAC Insd).........................  5.000    08/01/22       1,067,970
 5,000    Massachusetts St Cons Ln Ser E (Prerefunded @
          01/01/13) (FSA Insd)...........................  5.250    01/01/20       5,637,800
 2,165    Massachusetts St Dev Fin Agy Proj Ser R-2 (MBIA
          Insd)..........................................  5.125    02/01/34       2,232,548
   785    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...................  6.100    09/01/18         841,481
 1,000    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...................  6.250    09/01/28       1,050,950
 1,500    Massachusetts St Fed Hwy Gnt Antic Nt Ser A....  5.750    06/15/15       1,699,830
 3,700    Massachusetts St Hlth & Ed Fac Auth Rev
          (Variable Rate Coupon) (MBIA Insd).............  5.000    07/01/13       3,782,621

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$1,000    Massachusetts St Hlth & Ed Fac Auth Rev Part
          Hlthcare Sys Ser C.............................  5.750%   07/01/32   $   1,093,230
 2,500    Massachusetts St Spl Oblig Dedicated Tax Rev
          (FGIC Insd)....................................  5.000    01/01/34       2,574,925
                                                                               -------------
                                                                                  23,917,827
                                                                               -------------
          MICHIGAN  3.6%
 3,440    Detroit, MI Loc Dev Fin Auth Tax Increment Sr
          Ser B (Acquired 09/08/97, Cost $3,440,000)
          (b)............................................  6.700    05/01/21       3,441,961
   850    Detroit, MI Loc Dev Fin Auth Tax Increment Sub
          Ser C (Acquired 09/08/97, Cost $850,000) (b)...  6.850    05/01/21         834,785
 3,860    Detroit, MI Ser A (XLCA Insd) (f)..............  5.250    04/01/21       4,137,804
 2,930    Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C
          Rfdg (MBIA Insd) (f)...........................  5.250    07/01/18       3,221,916
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale
          Cmnty Hlth Ctr.................................  5.750    05/15/18       1,221,005
 2,000    Michigan Muni Bd Auth Rev Clean Wtr Rev Fd.....  5.250    10/01/18       2,231,480
   500    Michigan St Hosp Fin Auth Rev Hosp Genesys Regl
          Med Ser A Rfdg (Escrowed to Maturity)..........  5.375    10/01/13         557,195
 1,550    Michigan St Hsg Dev Rental Hsg Rev Ser A (AMT)
          (MBIA Insd)....................................  5.300    10/01/37       1,582,798
 1,500    Michigan St Strategic Fd Detroit Edison Co Proj
          C Rfdg (AMT) (XLCA Insd).......................  5.450    12/15/32       1,570,650
 2,500    Michigan St Trunk Line Ser A (Prerefunded @
          11/01/11)......................................  5.500    11/01/15       2,866,925
                                                                               -------------
                                                                                  21,666,519
                                                                               -------------
          MISSISSIPPI  0.5%
 2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys
          Energy Res Inc Proj............................  5.875    04/01/22       2,508,750
   480    Mississippi Home Corp Single Family Rev Mtg Ser
          F (AMT) (GNMA Collateralized)..................  7.550    12/01/27         483,893
                                                                               -------------
                                                                                   2,992,643
                                                                               -------------
          MISSOURI  2.7%
 1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt.......................  6.100    06/01/20       1,375,626
 1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt.......................  6.200    06/01/29         948,690
 1,740    Good Shepherd Nursing Home Dist MO Nursing Home
          Fac Rev (Prerefunded @ 08/15/05)...............  7.625    08/15/15       1,847,897
 1,000    Kearney, MO (AMBAC Insd).......................  5.500    03/01/16       1,116,980
 1,415    Missouri St Hlth & Ed Fac Rev Univ MO Columbia
          Arena Proj.....................................  5.000    11/01/18       1,537,341
 3,085    Missouri St Hwys & Trans Commn Rd Rev Ser A....  5.250    02/01/07       3,305,732
 1,000    Missouri St Hwys & Trans Commn Rd Rev Ser A....  5.125    02/01/17       1,088,300

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          MISSOURI (CONTINUED)
$2,810    Perry Cnty, MO Nursing Home Rev Rfdg...........  5.900%   03/01/28   $   2,509,892
 2,505    Saint Louis, MO Arpt Rev Cap Impt Prog Ser A
          (MBIA Insd) (f)................................  5.375    07/01/20       2,761,788
                                                                               -------------
                                                                                  16,492,246
                                                                               -------------
          NEVADA  1.7%
 3,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC
          Insd)..........................................  5.000    07/01/36       3,056,490
 3,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd)..................  5.250    07/01/34       3,096,000
 2,500    Reno, NV Cap Impt Rev (FGIC Insd)..............  5.125    06/01/26       2,603,975
 1,500    Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC
          Insd)..........................................  5.125    06/01/37       1,542,930
                                                                               -------------
                                                                                  10,299,395
                                                                               -------------
          NEW HAMPSHIRE  1.3%
 4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Daniel Webster College Issue...................  6.300    07/01/29       4,685,136
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A.....................  6.500    03/01/23       1,989,180
 1,000    New Hampshire Hlth & Ed Fac Auth Rev Derryfield
          Sch............................................  6.750    07/01/20         987,990
                                                                               -------------
                                                                                   7,662,306
                                                                               -------------
          NEW JERSEY  10.5%
 1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd) (f)................................    *      03/01/05       1,451,211
 1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd) (f)................................    *      03/01/06       1,425,518
 1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd) (f)................................    *      03/01/07       1,526,724
 1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd) (f)................................    *      03/01/08       1,423,634
 2,895    Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj
          Consldtn Rfdg (MBIA Insd)......................  5.125    10/01/20       3,160,732
 1,500    New Jersey Econ Dev Auth Cigarette Tax.........  5.750    06/15/29       1,539,930
 3,880    New Jersey Econ Dev Auth Mtr Veh Sur Rev Ser A
          (MBIA Insd)....................................  5.000    07/01/22       4,141,939
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd) (e).......................  5.900    03/15/21      30,338,250
 2,825    New Jersey St Ed Fac Auth Higher Ed Cap Impt
          Ser A (AMBAC Insd).............................  5.250    09/01/19       3,127,529
 3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
          Insd)..........................................  6.500    01/01/16       4,318,265
 1,000    New Jersey St Trans Corp Capital Grt Antic Nt
          Ser B (AMBAC Insd).............................  5.500    02/01/08       1,099,060
 3,000    New Jersey St Trans Corp Ctf Fed Trans Admin
          Grts Ser A (AMBAC Insd)........................  5.500    09/15/13       3,441,510

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW JERSEY (CONTINUED)
$1,000    New Jersey St Trans Tr Fd Auth Trans Sys Ser
          A..............................................  5.750%   06/15/18   $   1,184,160
 1,840    New Jersey St Trans Tr Fd Auth Trans Sys Ser A
          (FGIC Insd)....................................  5.250    06/15/19       2,040,045
 3,000    Newark, NJ Hsg Auth Port Auth Newark Marine
          Terminal (MBIA Insd)...........................  5.000    01/01/37       3,082,440
                                                                               -------------
                                                                                  63,300,947
                                                                               -------------
          NEW MEXICO  0.3%
 1,500    Jicarilla, NM Apache Nation Adj Ser A (Acquired
          10/23/03, Cost $1,514,910) (b).................  5.000    09/01/18       1,574,220
                                                                               -------------

          NEW YORK  12.8%
 1,670    Long Island Pwr Auth, NY Elec Cap Apprec (FSA
          Insd)..........................................    *      06/01/18         951,232
 3,000    Metropolitan Trans Auth NY Ser A Rfdg (FGIC
          Insd)..........................................  5.250    11/15/31       3,188,460
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secured Ser A (Prerefunded @ 11/15/10).........  5.750    11/15/13       2,899,900
 1,000    Nassau Cnty, NY Ser A Rfdg (FGIC Insd).........  6.000    07/01/10       1,156,770
    85    New York City Adj Sub Ser A-1 (e)..............  6.545    08/01/12          85,884
 2,625    New York City Hlth & Hosp Corp Rev Hlth Sys Ser
          A (AMBAC Insd).................................  5.000    02/15/11       2,904,142
 7,000    New York City Ser A............................  6.250    08/01/08       7,557,410
 2,000    New York City Ser H (FGIC Insd)................  6.000    08/01/12       2,360,280
 1,000    New York City Ser H............................  5.750    03/15/13       1,132,340
 2,500    New York City Ser I (MBIA Insd)................  5.000    08/01/17       2,752,150
 1,000    New York City Transitional Future Tax Secd Ser
          C (AMBAC Insd).................................  5.250    08/01/22       1,080,160
 1,545    New York St Dorm Auth Lease Teachers College
          (FSA Insd).....................................  5.250    08/15/15       1,713,065
 6,800    New York St Dorm Auth Rev City Univ Sys Cons
          Ser A..........................................  5.625    07/01/16       7,936,280
 1,250    New York St Dorm Auth Rev Cons City Univ Sys A
          (FSA Insd).....................................  5.750    07/01/13       1,468,450
 3,000    New York St Dorm Auth Rev Sch Dist Fin Pgm Ser
          D (MBIA Insd)..................................  5.500    10/01/17       3,423,060
 4,200    New York St Dorm Auth Rev Secd Hosp N General
          Hosp Rfdg......................................  5.750    02/15/19       4,709,502
 2,190    New York St Hsg Fin Agy Econ Dev & Hsg Ser A
          (f)............................................  5.250    09/15/20       2,365,747
 1,330    New York St Hsg Fin Agy Econ Dev & Hsg Ser A...  5.000    09/15/22       1,391,233
 4,000    New York St Twy Auth Svc Cntrct Loc Hwy Brdg
          (Prerefunded @ 04/01/11).......................  5.250    04/01/16       4,525,840
 3,000    New York, NY City Mun Wtr Fin Ser B............  5.000    06/15/19       3,258,870
 4,630    Plainedge, NY Un Free Sch Dist No. 2063
          (Acquired 12/01/00, Cost $4,630,041) (b).......  6.000    06/01/12       4,906,037

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$5,000    Sales Tax Asset Receivable Corp Ser A (MBIA
          Insd) (d)......................................  5.000%   10/15/23   $   5,333,250
 3,000    Triborough Brdg & Tunl Auth Gen Purp Ser A.....  5.000    01/01/27       3,078,870
 5,000    Triborough Brdg & Tunl Auth NY Gen Ser B
          Rfdg...........................................  5.000    11/15/21       5,314,400
 2,000    Triborough Brdg & Tunl Auth NY Ser E Rfdg (MBIA
          Insd)..........................................  5.000    11/15/32       2,056,620
                                                                               -------------
                                                                                  77,549,952
                                                                               -------------
          NORTH CAROLINA  4.6%
 2,000    Johnston Cnty, NC (FGIC Insd)..................  5.900    03/01/19       2,310,120
 7,015    North Carolina Eastern Muni Pwr Agy Pwr Sys Rev
          Ser A Rfdg (MBIA Insd).........................  5.500    01/01/05       7,059,475
 8,300    North Carolina Muni Pwr Agy No 1 Catawba Elec
          Rev Rfdg (MBIA Insd) (e).......................  6.000    01/01/12       9,746,441
 6,605    North Carolina Muni Pwr Agy Ser A (MBIA
          Insd)..........................................  5.250    01/01/20       7,177,720
 1,315    University NC Wilmington Rev (AMBAC Insd)
          (f)............................................  5.250    01/01/19       1,443,449
                                                                               -------------
                                                                                  27,737,205
                                                                               -------------
          OHIO  5.9%
 3,950    Cincinnati, OH City Sch Dist Sch Impt (FSA
          Insd)..........................................  5.250    06/01/18       4,390,544
 2,700    Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev
          Cleveland Bond Fd Ser B (f)....................  5.375    05/15/18       2,738,394
 1,000    Columbus, OH City Sch Dist Sch Fac Constr &
          Impt (FSA Insd)................................  5.250    12/01/21       1,105,080
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj...........................................  7.500    01/01/30       1,108,460
 2,350    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)..........  5.250    12/01/17       2,622,553
 1,200    Franklin Cnty, OH Convention Fac Auth Tax &
          Lease Rev Antic Bds Rfdg (AMBAC Insd)..........  5.250    12/01/18       1,334,724
 4,800    Franklin Cnty, OH Hosp Rev Holy Cross Hlth Sys
          Ser B Rfdg (MBIA Insd).........................  5.250    06/01/10       4,908,336
 2,000    Lebanon, OH City Sch Dist (FSA Insd)...........  5.500    12/01/16       2,258,500
 1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare.....  5.375    10/01/30       1,032,490
 2,000    Lorain, OH City Sch Dist Classroom Fac Impt
          (MBIA Insd)....................................  5.250    12/01/20       2,198,140
 1,000    Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig
          Group Ser A....................................  6.000    11/15/32       1,059,030
 1,520    Miami Univ OH Gen Rcpts Rfdg (AMBAC Insd)......  5.000    12/01/21       1,630,626
 1,580    Montgomery Cnty, OH Hosp Rev Grandview Hosp &
          Med Ctr Rfdg (Escrowed to Maturity)............  5.375    12/01/05       1,639,645
 2,270    Montgomery Cnty, OH Hosp Rev Kettering Med Ctr
          Impt & Rfdg (MBIA Insd)........................  6.250    04/01/20       2,813,347
 1,000    Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd
          Part Proj Rfdg (AMT) (AMBAC Insd)..............  6.375    04/01/29       1,023,300

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$2,500    Ohio St Bldg Auth St Fac Adult Correction Ser A
          Rfdg (FSA Insd)................................  5.500%   10/01/12   $   2,844,450
 1,000    Ohio St Higher Ed Cap Fac Ser II A.............  5.250    12/01/05       1,036,740
                                                                               -------------
                                                                                  35,744,359
                                                                               -------------
          OKLAHOMA  0.9%
 1,240    Kay Cnty, OK Home Fin Auth Rev Single Family
          Mtg Ser A Rfdg (Escrowed to Maturity) (AMBAC
          Insd)..........................................  7.000    11/01/11       1,519,744
 1,520    Oklahoma Hsg Fin Agy Single Family Rev Mtg
          Class B (AMT) (GNMA Collateralized)............  7.997    08/01/18       1,563,472
 2,305    Oklahoma St Cap Impt Auth St (MBIA Insd).......  5.000    06/01/06       2,416,839
                                                                               -------------
                                                                                   5,500,055
                                                                               -------------
          OREGON  2.1%
 4,000    Oregon Hlth Sciences Univ Insd Ser A (MBIA
          Insd)..........................................  5.250    07/01/22       4,323,680
 1,500    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)....  5.250    11/01/17       1,669,860
 1,250    Portland, OR Cmnty College Dist Ser B..........  5.250    06/01/12       1,403,313
 1,500    Washington Multnomah & Yamhill Cntys, OR Sch
          Dist No 11 (MBIA Insd).........................  5.000    06/01/13       1,654,335
 3,195    Yamhill Cnty, OR Sch Dist No 029J Newberg (MBIA
          Insd) (f)......................................  5.250    06/15/18       3,551,882
                                                                               -------------
                                                                                  12,603,070
                                                                               -------------
          PENNSYLVANIA  5.9%
 2,500    Allegheny Cnty, PA San Auth Swr (MBIA Insd)....  5.500    12/01/30       2,726,100
 3,850    Greater Latrobe, PA Sch Auth (FGIC Insd) (f)...  5.250    04/01/16       4,294,945
 3,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2
          (Variable Rate Coupon) (FSA Insd)..............  5.000    12/01/33       3,291,330
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...................  5.000    12/15/05         210,130
   275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (f)...............  5.100    12/15/06         276,790
   295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (f)...............  5.250    12/15/07         298,744
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...................  5.300    12/15/08         212,818
   320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg (f)...............  5.300    12/15/09         320,150
   240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...................  5.400    12/15/10         238,824
 2,700    Pennsylvania Econ Dev Fin Auth Res Recovery Rev
          Colver Proj Ser D (AMT)........................  7.150    12/01/18       2,764,854

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Pennsylvania St Tpk Commn Rev Ser T Rfdg (FGIC
          Insd)..........................................  5.500%   12/01/11   $   1,151,860
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (AMT) (FGIC Insd)..........  5.125    07/01/19       1,059,740
 2,600    Philadelphia, PA Auth Indl Ser B (FSA Insd)....  5.500    10/01/16       2,939,300
 3,200    Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance
          4th Ser (FSA Insd).............................  5.250    08/01/19       3,494,048
 4,305    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)...............  5.250    04/15/11       4,850,917
 1,500    Philadelphia, PA Sch Dist Ser A (Prerefunded @
          02/01/11) (FSA Insd)...........................  5.750    02/01/12       1,732,500
 5,205    Pittsburgh, PA Ser A (AMBAC Insd)..............  5.500    09/01/17       5,721,336
                                                                               -------------
                                                                                  35,584,386
                                                                               -------------
          RHODE ISLAND  0.5%
 2,495    Rhode Island St Hlth & Ed Higher Ed Johnson &
          Wales Rfdg (XLCA Insd).........................  5.375    04/01/18       2,756,002
                                                                               -------------

          SOUTH CAROLINA  0.7%
 2,000    Rock Hill, SC Util Sys Rev Comb Ser A Impt &
          Rfdg (FSA Insd)................................  5.375    01/01/18       2,218,660
   475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA
          Insd)..........................................  5.125    01/01/13         524,742
 1,500    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser A (AMBAC Insd)...............  5.200    11/01/27       1,578,675
                                                                               -------------
                                                                                   4,322,077
                                                                               -------------
          SOUTH DAKOTA  0.3%
 1,905    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (d)
          (f)............................................  5.000    12/01/19       2,058,695
                                                                               -------------

          TENNESSEE  1.6%
 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA Insd)...  7.500    07/01/25       5,046,560
 2,500    Memphis, TN (Prerefunded @ 10/01/06)...........  5.250    10/01/14       2,680,175

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TENNESSEE (CONTINUED)
$1,000    Metropolitan Nashville Arpt Auth TN Impt Ser A
          Rfdg (FGIC Insd)...............................  6.600%   07/01/14   $   1,195,160
   990    Tennessee Hsg Dev Agy Home Ownership Pgm 2-A
          (AMT)..........................................  5.700    07/01/31       1,027,689
                                                                               -------------
                                                                                   9,949,584
                                                                               -------------
          TEXAS  10.0%
 1,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp.........  5.375    01/01/32       1,015,840
 1,350    Cameron Cnty, TX Ctf Oblig (AMBAC Insd) (f)....  5.750    02/15/14       1,521,828
 2,500    Coastal Bend Hlth Fac Dev, TX Ser C (Inverse
          Fltg) (Escrowed to Maturity) (AMBAC Insd)......  8.138    11/15/13       3,411,275
 2,420    Dallas Cnty, TX Cmnty College Dist Rev Fin Sys
          (AMBAC Insd) (f)...............................  5.375    02/15/16       2,663,839
 2,000    Fort Worth, TX Wtr & Swr Rev Impt Rfdg.........  5.500    02/15/05       2,021,940
 1,745    Harris Cnty, TX Perm Impt & Rfdg...............  5.000    10/01/11       1,870,483
 3,345    Houston, TX Hotel Occupancy Tax Convtn &
          Entertnmnt Ser B (AMBAC Insd)..................  5.750    09/01/14       3,848,423
 6,790    Houston, TX Indpt Sch Dist Pub Fac Corp Lease
          Rev Cap Apprec West Side Ser B (AMBAC Insd)
          (f)............................................    *      09/15/14       4,529,813
   130    Houston, TX Pub Impt Rfdg (FSA Insd)...........  5.750    03/01/15         148,227
 1,370    Houston, TX Pub Impt Rfdg (Prerefunded
          09/01/10) (FSA Insd)...........................  5.750    03/01/15       1,566,253
10,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FSA Insd).....................................  5.250    05/15/21      10,937,800
 4,000    Houston, TX Util Sys Rev First Lien Ser A Rfdg
          (FGIC Insd)....................................  5.250    05/15/23       4,325,760
 2,500    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B
          Rfdg (Escrowed to Maturity) (FGIC Insd)........  6.250    12/01/05       2,618,950
 1,250    Matagorda Cnty, TX Navig Dist No 1 Rev Coll
          Centerpoint Energy Proj Rfdg (Variable Rate
          Coupon)........................................  5.600    03/01/27       1,289,200
 1,000    Mesquite, TX Hlth Fac Dev Christian Care
          Retirement Fac Ser A...........................  7.625    02/15/28       1,052,370
 1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj............................  7.250    01/01/31       1,353,394
    50    North Central, TX Hlth Fac Dev Hosp Baylor Hlth
          Care Sys Proj A................................  5.125    05/15/29          50,818
 4,000    North Central, TX Hlth Fac Dev Hosp Childrens
          Med Ctr Dallas (AMBAC Insd)....................  5.250    08/15/32       4,177,200
 3,994    Region One Ed Svc Ctr Sub Tech Fac Proj
          (Acquired 12/30/97, Cost $3,993,700) (b).......  6.590    12/15/17       4,061,793
 4,000    San Antonio, TX Elec & Gas Rev Sys Rfdg........  5.375    02/01/18       4,466,080
 1,123    Texas Gen Svc Comm Part Int (Acquired 03/16/95,
          Cost $1,222,054) (b)...........................  7.250    08/01/11       1,140,726

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$   75    Texas Muni Pwr Agy Rev (Escrowed to Maturity)
          (MBIA Insd)....................................    *      09/01/15   $      48,154
 3,925    Texas Muni Pwr Agy Rev (Unrefunded Balance)
          (MBIA Insd)....................................    *      09/01/15       2,496,104
                                                                               -------------
                                                                                  60,616,270
                                                                               -------------
          VIRGINIA  2.2%
 1,320    Fairfax Cnty, VA Ctf Part......................  5.300%   04/15/23       1,417,654
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
          Rev Henrico Cnty Regl Jail Proj (Prerefunded @
          08/01/05)......................................  6.500    08/01/10       1,582,710
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
          Rev Henrico Cnty Regl Jail Proj (Prerefunded @
          08/01/05)......................................  7.125    08/01/21       1,589,715
 1,630    Richmond, VA (FSA Insd)........................  5.125    01/15/08       1,776,814
 1,340    Richmond, VA (FSA Insd)........................  5.500    01/15/10       1,515,620
 5,000    Virginia St Pub Sch Auth Sch Fin 1997
          Resolution Ser C...............................  5.000    08/01/20       5,383,200
                                                                               -------------
                                                                                  13,265,713
                                                                               -------------
          WASHINGTON  5.5%
 5,000    Bellevue, WA Convention Ctr Auth Spl Oblig Rev
          Rfdg (MBIA Insd)...............................    *      02/01/24       1,921,050
 3,230    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys
          Rev Rfdg (FSA Insd) (f)........................  5.500    01/01/07       3,465,112
 3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen Sys
          Rev Rfdg (FSA Insd)............................  5.625    01/01/12       3,366,150
 5,000    Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
          Treatment Rfdg (FGIC Insd).....................  5.500    11/01/19       5,843,150
 5,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg...........................................  5.500    07/01/17       5,589,400
 3,000    Energy Northwest WA Elec Rev Proj No 3 Ser A
          Rfdg (FSA Insd)................................  5.500    07/01/18       3,372,210
 5,000    King Cnty, WA Ser B Rfdg (MBIA Insd)...........  5.250    01/01/34       5,233,000
 1,000    Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)...  5.625    02/01/24       1,085,740
 1,345    Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA
          Insd)..........................................  5.750    01/01/15       1,532,103
 1,750    Washington St Pub Pwr Supply Sys Nuclear Proj
          No 1 Rev (MBIA Insd)...........................  5.750    07/01/12       1,885,888
                                                                               -------------
                                                                                  33,293,803
                                                                               -------------

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
          WEST VIRGINIA  1.1%
$6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
          Rev Potomac Edison Co Ser A (AMT) (MBIA Insd)
          (f)............................................  6.875%   04/15/22   $   6,575,611
                                                                               -------------

          WISCONSIN  0.9%
 5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys
          Corp (AMBAC Insd)..............................  5.500    08/15/25       5,387,100
                                                                               -------------

          GUAM  0.9%
 5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)...........  5.250    10/01/34       5,285,800
                                                                               -------------

          PUERTO RICO  1.0%
 2,000    Puerto Rico Muni Fin Agy Ser A (FSA Insd)......  5.250    08/01/20       2,228,340
 3,500    Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I
          (Comwth Gtd)...................................  5.250    07/01/33       3,667,405
                                                                               -------------
                                                                                   5,895,745
                                                                               -------------
TOTAL LONG-TERM INVESTMENTS  148.1%
  (Cost $832,047,426).......................................................     894,019,978
SHORT-TERM INVESTMENTS  1.1%
  (Cost $6,400,000).........................................................       6,400,000
                                                                               -------------

TOTAL INVESTMENTS  149.2%
  (Cost $838,447,426).......................................................     900,419,978
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.................................       3,329,717
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (49.7%).................    (300,116,361)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 603,633,334
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted Securities comprise 4.4% of net assets applicable to common shares.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e) Security converts to a fixed coupon rate at a predetermined date.

(f) The Trust owns 100% of the bond issuance.

ACA--American Capital Access

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004 continued

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Comwth Gtd--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2004

ASSETS:
Total Investments (Cost $838,447,426).......................  $900,419,978
Cash........................................................        31,897
Receivables:
  Interest..................................................    11,989,459
  Investments Sold..........................................     2,839,753
Other.......................................................        15,611
                                                              ------------
    Total Assets............................................   915,296,698
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    10,326,321
  Investment Advisory Fee...................................       457,720
  Income Distributions--Common Shares.......................       138,245
  Other Affiliates..........................................        34,355
  Variation Margin on Futures...............................         5,438
Trustees' Deferred Compensation and Retirement Plans........       369,938
Accrued Expenses............................................       214,986
                                                              ------------
    Total Liabilities.......................................    11,547,003
Preferred Shares (including accrued distributions)..........   300,116,361
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $603,633,334
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($603,633,334 divided by
  36,365,393 shares outstanding)............................  $      16.60
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................  $    363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    61,956,652
Accumulated Undistributed Net Investment Income.............     3,813,714
Accumulated Net Realized Loss...............................      (914,183)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $603,633,334
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................  $300,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $903,633,334
                                                              ============

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2004

INVESTMENT INCOME:
Interest....................................................  $44,193,797
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    5,364,429
Preferred Share Maintenance.................................      801,595
Administrative Fee..........................................      261,204
Trustees' Fees and Related Expenses.........................      152,106
Legal.......................................................       81,836
Custody.....................................................       50,288
Other.......................................................      387,907
                                                              -----------
    Total Expenses..........................................    7,099,365
    Less Credits Earned on Cash Balances....................          508
                                                              -----------
    Net Expenses............................................    7,098,857
                                                              -----------
NET INVESTMENT INCOME.......................................  $37,094,940
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (748,208)
  Futures...................................................     (440,822)
                                                              -----------
Net Realized Loss...........................................   (1,189,030)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   46,947,631
                                                              -----------
  End of the Period:
    Investments.............................................   61,972,552
    Futures.................................................      (15,900)
                                                              -----------
                                                               61,956,652
                                                              -----------
Net Unrealized Appreciation During the Period...............   15,009,021
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,819,991
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(3,258,016)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $47,656,915
                                                              ===========

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2004    OCTOBER 31, 2003
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 37,094,940        $ 37,242,943
Net Realized Gain/Loss..................................      (1,189,030)          2,809,023
Net Unrealized Appreciation During the Period...........      15,009,021           1,757,060
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,180,653)         (3,055,413)
  Net Realized Gain.....................................         (77,363)                -0-
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................      47,656,915          38,753,613
Distributions to Common Shareholders:
  Net Investment Income.................................     (34,036,953)        (34,036,119)
  Net Realized Gain.....................................        (868,390)                -0-
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      12,751,572           4,717,494

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     590,881,762         586,164,268
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,813,714 and $3,974,030,
  respectively).........................................    $603,633,334        $590,881,762
                                                            ============        ============

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                              ------------------------------
                                                               2004       2003      2002 (a)
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $ 16.25    $ 16.12    $ 16.07
                                                              -------    -------    -------
  Net Investment Income.....................................     1.03       1.02       1.06
  Net Realized and Unrealized Gain/Loss.....................      .37        .13        .01
  Common Share Equivalent of Distributions Paid to Preferred
  Shareholders:
    Net Investment Income...................................     (.09)      (.08)      (.11)
    Net Realized Gain.......................................      -0-(f)     -0-        -0-
                                                              -------    -------    -------
Total from Investment Operations............................     1.31       1.07        .96
Distributions Paid to Common Shareholders:
    Net Investment Income...................................     (.94)      (.94)      (.91)
    Net Realized Gain.......................................     (.02)       -0-        -0-
                                                              -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................  $ 16.60    $ 16.25    $ 16.12
                                                              =======    =======    =======

Common Share Market Price at End of the Period..............  $ 14.90    $ 14.57    $ 14.30
Total Return (b)............................................    9.15%      8.60%     10.49%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................  $ 603.6    $ 590.9    $ 586.2
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................    1.19%      1.23%      1.35%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................    6.24%      6.28%      6.70%
Portfolio Turnover..........................................      19%        24%        38%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................     .79%       .81%       .89%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................    5.70%      5.77%      5.98%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................   12,000     12,000     12,000
Asset Coverage Per Preferred Share (e)......................  $75,312    $74,245    $73,861
Involuntary Liquidating Preference Per Preferred Share......  $25,000    $25,000    $25,000
Average Market Value Per Preferred Share....................  $25,000    $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares from 6.69% to 6.70%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

                                        TWO
                                      MONTHS
YEAR ENDED OCTOBER 31,                 ENDED                YEAR ENDED AUGUST 31,
---------------------------------   OCTOBER 31,   -----------------------------------------
      2001      2000       1999        1998         1998       1997       1996       1995
-------------------------------------------------------------------------------------------
     $ 14.91   $ 14.60   $  17.39    $  17.32     $  16.60   $  15.84   $  15.73   $  15.56
     -------   -------   --------    --------     --------   --------   --------   --------
        1.13      1.17       1.20         .21         1.26       1.28       1.30       1.31
        1.12       .42      (2.30)        .08          .72        .73        .10        .26
        (.27)     (.34)      (.24)       (.02)        (.30)      (.29)      (.30)      (.32)
         -0-       -0-       (.06)       (.04)         -0-        -0-        -0-        -0-
     -------   -------   --------    --------     --------   --------   --------   --------
        1.98      1.25      (1.40)        .23         1.68       1.72       1.10       1.25
        (.82)     (.94)      (.96)       (.16)        (.96)      (.96)      (.99)     (1.08)
         -0-       -0-       (.43)        -0-          -0-        -0-        -0-        -0-
     -------   -------   --------    --------     --------   --------   --------   --------
     $ 16.07   $ 14.91   $  14.60    $  17.39     $  17.32   $  16.60   $  15.84   $  15.73
     =======   =======   ========    ========     ========   ========   ========   ========

     $ 13.79   $12.625   $13.1875    $16.8125     $16.1875   $  15.75   $  14.50   $  14.25
      15.97%     2.80%    -14.47%       4.84%*       9.06%     15.87%      8.98%      2.39%
     $ 584.4   $ 542.1   $  530.9    $  630.6     $  628.2   $  601.9   $  574.6   $  570.7
       1.55%     1.67%      1.60%       1.57%        1.57%      1.61%      1.61%      1.65%
       7.26%     8.07%      7.43%       7.20%        7.42%      7.86%      8.08%      8.58%
         28%       39%        80%          6%*         94%        54%        36%        49%

       1.01%     1.07%      1.06%       1.07%        1.06%      1.07%      1.06%      1.07%
       5.51%     5.71%      5.95%       6.48%        5.66%      6.04%      6.20%      6.48%

      12,000    12,000     12,000       6,000        6,000      6,000      6,000      6,000
     $73,700   $70,177   $ 69,241    $155,104     $154,696   $150,322   $145,764   $145,113
     $25,000   $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $ 25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management (the "Adviser").

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2004, the Trust had $10,326,321 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

accumulated capital loss carryforward for tax purposes of $930,080, which will expire on October 31, 2012.

    At October 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $837,846,231
                                                                ============
Gross tax unrealized appreciation...........................    $ 63,518,261
Gross tax unrealized depreciation...........................        (944,514)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 62,573,747
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004         2003
Distribution paid from:
  Ordinary Income...........................................  $   71,612    $190,906
  Long-term capital gain....................................     945,753         -0-
                                                              ----------    --------
                                                              $1,017,365    $190,906
                                                              ==========    ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference of $37,650 related to book and tax accretion differences was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $198,860

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of gains or losses recognized for tax purposes on open futures transactions on October 31, 2004.

F. EXPENSE REDUCTION During the year ended October 31, 2004, the Trust's custody fee was reduced by $508 as a result of credits earned on cash balances.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%. In addition, the Trust paid a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of .05% of the average daily net assets of the Trust. Effective June 1, 2004, the administrative fee was reduced from .05% to .00%.

    For the year ended October 31, 2004, the Trust recognized expenses of approximately $55,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is a partner who provides legal services to the Trust, and is therefore an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the year ended October 31, 2004, the Trust recognized expenses of approximately $65,400 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $165,364,191 and $164,885,171, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

    Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended October 31, 2004, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2003.............................        98
Futures Opened..............................................       104
Futures Closed..............................................      (180)
                                                                  ----
Outstanding at October 31, 2004.............................        22
                                                                  ====

    The futures contracts outstanding as of October 31, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
SHORT CONTRACTS                                               CONTRACTS    DEPRECIATION
U.S. Treasury Notes 10-Year Futures
  December 2004 (Current Notional Value of $113,563 per
    contract)...............................................      4          $ (4,578)
U.S. Treasury Notes 5-Year Futures
  December 2004 (Current Notional Value of $111,375 per
    contract)...............................................     18           (11,322)
                                                                 --          --------
                                                                 22          $(15,900)
                                                                 ==          ========

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio.

5. PREFERRED SHARES

The Trust has outstanding 12,000 Auction Preferred Shares ("APS") in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally 7 days.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004 continued

The dividend periods for Series B and D are 28 days. The average rate in effect on October 31, 2004 was 1.538%. During the year ended October 31, 2004, the rates ranged from 0.590% to 1.760%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Municipal Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the periods ended prior to October 31, 2000 were audited by other auditors whose report, dated December 6, 1999, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
December 10, 2004

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value
 36

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a prorata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2004. The Trust designated 99.8% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $945,753 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 38

VAN KAMPEN MUNICIPAL TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on June 23, 2004, where shareholders voted on the election of trustees.

1) With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
R. Craig Kennedy..........................................  32,083,886            845,041
Jack E. Nelson............................................  32,063,916            865,011
Richard F. Powers, III....................................  32,091,066            837,861

2) With regard to the election of the following trustee by the preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Hugo Sonnenschein...........................................   10,306                44

The other trustees of the Trust whose terms did not expire in 2004 are David C. Arch, J. Miles Branagan, Jerry D. Choate, Rod Dammeyer, Linda Hutton Heagy, Howard J Kerr, Mitchell M. Merin, Wayne W. Whalen, and Suzanne H. Woolsey.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 1991  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

J. Miles Branagan (72)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 2003  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 1991  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           83       Trustee/Director/Managing
(62)                                       since 2003  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    2003;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1991  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such Trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST           SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)          Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas     and Secretary       since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)            Vice President      Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                         since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                and the Adviser. Vice President of the Morgan Stanley
                                                                Institutional and Retail Funds since July 2004 and Vice
                                                                President of funds in the Fund Complex as of August 2004.
                                                                Previously, Managing Director and General Counsel of
                                                                Americas, UBS Global Asset Management from July 2000 to July
                                                                2004 and General Counsel of Aeitus Investment Management,
                                                                Inc. from January 1997 to July 2000.

James M. Dykas (38)             Chief Financial     Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza                Officer and         since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181      Treasurer                       Treasurer of funds in the Fund Complex. Prior to August
                                                                2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)        Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas     President and       since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020              Chief Investment                Investment Management Inc. and Director of Morgan Stanley
                                Officer                         Trust for over 5 years. Executive Vice President and Chief
                                                                Investment Officer of funds in the Fund Complex. Managing
                                                                Director and Chief Investment Officer of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                December 2002.

Ronald E. Robison (65)          Executive Vice      Officer     Principal Executive Officer of the Funds since May 2003.
1221 Avenue of the Americas     President and       since 2003  Chief Executive Officer and Chairman of Investor Services.
New York, NY 10020              Principal                       Executive Vice President and Principal Executive Officer of
                                Executive                       funds in the Fund Complex. Managing Director of Morgan
                                Officer                         Stanley. Chief Administrative Officer, Managing Director and
                                                                Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                Stanley Services Company Inc. and Managing Director and
                                                                Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                President and Principal Executive Officer of the
                                                                Institutional and Retail Morgan Stanley Funds; Director of
                                                                Morgan Stanley SICAV; previously Chief Global Operations
                                                                Officer and Managing Director of Morgan Stanley Investment
                                                                Management Inc.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                     TERM OF
                                                    OFFICE AND
                                   POSITION(S)      LENGTH OF
NAME, AGE AND                       HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    TRUST           SERVED    DURING PAST 5 YEARS

John L. Sullivan (49)           Chief Compliance    Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza                Officer             since 1998  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                      Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                certain other subsidiaries of Van Kampen Investments. Prior
                                                                August 2004, Vice President, Chief Financial Officer and
                                                                Treasurer of funds in the Fund Complex and head of Fund
                                                                Accounting for Morgan Stanley Investment Management. Prior
                                                                to December 2002, Executive Director of Van Kampen
                                                                Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                Van Kampen Funds Inc.
                                                1 Parkview Plaza, P.O. Box 5555
                                                Oakbrook Terrace, IL 60181-5555
                                                www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                Copyright (C)2004 Van Kampen
                                                Funds Inc. All rights reserved.
                                                Member NASD/SIPC.
                                                VKQ ANR 12/04 RN04-02826P-Y10/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d) Not applicable.

(e) Not applicable.

(f)
         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


          2004
                                              REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES..................     $29,480        N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES.....     $370(2)        $198,000(3)
                  TAX FEES...............     $1,550(4)      $0
                  ALL OTHER FEES.........     $0             $0
             TOTAL NON-AUDIT FEES........     $1,920         $198,000

             TOTAL.......................     $31,400        $198,000


          2003
                                              REGISTRANT     COVERED ENTITIES(1)
             AUDIT FEES..................     $27,574        N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES.....     $370(2)        $230,000(3)
                  TAX FEES...............     $1,500(4)      $0
                  ALL OTHER FEES.........     $0             $0
             TOTAL NON-AUDIT FEES........     $1,870         $230,000

             TOTAL.......................     $29,444        $230,000



              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent agreed upon procedures provided that are reasonably related to the performance of the audit of the financial statements of the Registrant.

              (3) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (4) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.2

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval



----------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -        Van Kampen Investments Inc.
         -        Van Kampen Asset Management
         -        Van Kampen Advisors Inc.
         -        Van Kampen Funds Inc.
         -        Van Kampen Investor Services Inc.
         -        Morgan Stanley Investment Management Inc.
         -        Morgan Stanley Trust Company
         -        Morgan Stanley Investment Management Ltd.
         -        Morgan Stanley Investment Management Company
         -        Morgan Stanley Asset & Investment Trust Management Company
                  Ltd.


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: December 14, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: December 14, 2004